Product Warranty (Details) - Schedule of warranty cost - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Schedule of warranty cost [Abstract]
Product warranty – current	$ 18,690	$ 4,296
Product warranty – non-current	33,177	15,060
Total	$ 51,867	$ 19,356